Segment reporting - Summary of non-current assets by geography (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Geographical areas
Non-current assets	€ 309,281	€ 437,522
EMEA
Geographical areas
Non-current assets	165,152	255,836
North America
Geographical areas
Non-current assets	96,200	125,662
Greater China
Geographical areas
Non-current assets	49,750	53,187
Other Asia
Geographical areas
Non-current assets	€ 1,179	€ 2,837